Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of balance sheets - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of balance sheets [Line Items]
Cash and cash equivalents	¥ 167,663	$ 25,968	¥ 122,354	$ 18,752	¥ 169,530
Held-for-sale asset, current					356,233
Other current assets	333,209	51,608	376,221	57,658	362,155
Total current assets	500,872	77,576	498,575	76,410	887,918
Property and equipment, net	307,737	47,662	329,322	50,471	538,514
Right-of-use assets, net	680,882	105,455	832,411	127,573	1,778,734
Goodwill	1,440,769	223,147	1,440,769	220,808	1,440,769
Other non-current assets	389,971	60,399	382,218	58,577	272,772
Total non-current assets			2,984,720	457,429	4,030,789
TOTAL ASSETS	3,320,231	514,239	3,483,295	533,839	4,918,707
Accounts payable	228,507	35,391	267,558	41,005	317,816
Lease liabilities, current	313,407	48,541	351,225	53,828	557,647
Other current liabilities	556,494	86,189	447,621	68,600	574,779
Total current liabilities	1,098,408	170,121	1,066,404	163,433	1,450,242
Lease liabilities, non-current	430,507	66,677	553,034	84,756	1,345,623
Other non-current liabilities	34,996	5,420	33,261	5,097	21,735
Total non-current liabilities	465,503	72,097	586,295	89,853	1,367,358
Total liabilities	¥ 1,563,911	$ 242,218	¥ 1,652,699	$ 253,286	¥ 2,817,600